Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total	Share capital	Additional paid-in capital	Treasury shares	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2018			51,397,562
Beginning balance at Dec. 31, 2018		$ 1,839,012	$ 5,776	$ 2,648,599	$ (467,056)	$ (348,307)
Adoption of accounting standards (IFRS 16)		(2,249)				(2,249)
Net income (loss) for the period		(48,490)				(48,490)
Reverse stock split - impact of fractional shares and change in total par value (in shares)			(62)
Reverse stock split - impact of fractional shares and change in total par value			$ (5,198)
Reverse stock split - impact of fractional shares and change in total par value		(2)		5,196
Issuance of restricted stock, net of forfeitures (in shares)			507,920
Issuance of restricted stock, net of forfeitures		0	$ 5	(5)
Amortization of restricted stock, net of forfeitures		27,421		27,421
Net proceeds from private placement of common stock (in shares)			1,724,137
Net proceeds from private placement of common stock		$ 50,000	$ 17	49,983
Shares issued as consideration for the Trafigura Transaction (in shares)		4,572,873
Shares issued as consideration for the Trafigura Transaction		$ 132,614	$ 46	132,568
Dividends paid	[1]	(21,278)		(21,278)
Purchase of treasury shares (in shares)			(30)
Purchase of treasury shares		(1)			(1)
Equity issuance costs		(38)		(38)
Ending balance (in shares) at Dec. 31, 2019			58,202,400
Ending balance at Dec. 31, 2019		1,976,989	$ 646	2,842,446	(467,057)	(399,046)
Net income (loss) for the period		94,124				94,124
Issuance of restricted stock, net of forfeitures (in shares)			923,680
Issuance of restricted stock, net of forfeitures		0	$ 9	(9)
Amortization of restricted stock, net of forfeitures		$ 28,506		28,506
Net proceeds from issuance of common shares pursuant to at the market program (in shares)		137,067	137,067
Net proceeds from issuance of common shares pursuant to at the market program		$ 2,575	$ 1	2,574
Dividends paid	[1]	(23,302)		(23,302)
Purchase of treasury shares (in shares)			(1,170,000)
Purchase of treasury shares		(13,115)			(13,115)
Equity issuance costs		(9)		(9)
Ending balance (in shares) at Dec. 31, 2020			58,093,147
Ending balance at Dec. 31, 2020		2,065,768	$ 656	2,850,206	(480,172)	(304,922)
Net income (loss) for the period		(234,435)				(234,435)
Issuance of restricted stock, net of forfeitures (in shares)			276,369
Issuance of restricted stock, net of forfeitures		0	$ 3	(3)
Amortization of restricted stock, net of forfeitures		$ 22,931		22,931
Net proceeds from issuance of common shares pursuant to at the market program (in shares)		0
Dividends paid		$ (23,320)		(23,320)
Equity component of issuance of Convertible Notes due 2025		7,502		7,502
Write off of equity portion of Convertible Notes due 2022		(1,518)		(1,518)
Ending balance (in shares) at Dec. 31, 2021			58,369,516
Ending balance at Dec. 31, 2021		$ 1,836,928	$ 659	$ 2,855,798	$ (480,172)	$ (539,357)

[1]	The Company's policy is to distribute dividends from available retained earnings first and then from additional paid in capital.